Mutual Funds	Supplement

Nuveen Fixed-Income Funds

Nuveen Bond Index Fund
Nuveen Short Term Bond Index Fund

SUPPLEMENT NO. 1
dated January 23, 2026 to the Statutory Prospectus dated August 1, 2025

Effective January 23, 2026, Joseph Spinelli has been named a portfolio manager of the Nuveen Bond Index Fund and Nuveen Short Term Bond Index Fund (the “Funds”). James Tsang, CFA will continue to serve as a portfolio manager on the Funds. Vivian Liu, CFA is no longer a portfolio manager of the Funds. Therefore, all references to Ms. Liu are hereby removed from each Fund’s portfolio management team disclosure in the Statutory Prospectus. There are no changes to the Funds’ investment objectives, principal investment strategies or principal risks. Further, the following is hereby added to the sub-section entitled “Portfolio Managers” in the section for each Fund entitled “Portfolio management” on pages 13 and 122 of the Statutory Prospectus:

Name:	Joseph Spinelli
Title:	Senior Director
Experience on Fund:	since 2026

Additionally, as a result of the portfolio management team changes described above, the following is hereby added to the entries for the Funds in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 159 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At Advisors*	Total	On Team
NUVEEN BOND INDEX FUND
Joseph Spinelli
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2011 to Present (quantitative and fixed income portfolio management)	2011	2011	2026
NUVEEN SHORT TERM BOND INDEX FUND
Joseph Spinelli
Senior Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates–2011 to Present (quantitative and fixed income portfolio management)	2011	2011	2026
*	Including tenure at affiliate or predecessor firms, as applicable.

MGN-TCFISTAT-0126P

Mutual Funds	Supplement

Nuveen Funds

SUPPLEMENT NO. 2
dated January 23, 2026 to the Statement of Additional Information (“SAI”) dated August 1, 2025, May 1, 2025 and March 1, 2025, as supplemented

Effective January 23, 2026, Joseph Spinelli has been named a portfolio manager of the Nuveen Bond Index Fund and Nuveen Short Term Bond Index Fund (the “Funds”). James Tsang, CFA will continue to serve as a portfolio manager on the Funds. Vivian Liu, CFA is no longer a portfolio manager of the Funds. Therefore, all references to Ms. Liu are hereby removed from each Fund’s portfolio management team disclosure in the SAI.

The following is hereby added to the entry for the Nuveen Bond Index Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 102 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Bond Index Fund
Joseph Spinelli**	2	0	2	$2,863	$0	$201	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of November 30, 2025.

The following is hereby added to the entry for the Nuveen Short Term Bond Index Fund in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 102 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Nuveen Short Term Bond Index Fund
Joseph Spinelli**	2	0	2	$2,863	$0	$201	$0

*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of November 30, 2025.

MGN-TCFSAI2-0126P